CONVERTIBLE NOTES	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
CONVERTIBLE NOTES

NOTE I — CONVERTIBLE NOTES

During the year ended December 31, 2023, the Company issued and sold convertible notes with an aggregate original principal amount of $3,075,000. The convertible notes bear interest at an annual rate of 10% and mature in 6 months from the issuance of the applicable note. The notes are convertible into the common stock of the Company at the option of the holder at a conversion price of $3.70 per share. During the year ended December 31, 2023, all of the convertible notes had been converted into BEN common stock.